Financial Instruments (Details 8) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 33,895	$ 39,364
Current Assets Contracts In Respect Of Forward Transactions	1,493	9,999
Non Current Assets Interest Rate Swaps	89,143	7,456
Current Non Marketable Shares At Fair Value Through Profit Or Loss	42,918	28,682
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(50,255)	(31,352)
Current Performance-based Contingent Consideration Under Earn Out	(52,972)	(61,362)
Current Liabilities Contracts In Respect Of Forward Transactions		(8,831)
Non Current Liabilities Interest Rate Swaps		(2,627)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	33,895	39,364
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current Assets Contracts In Respect Of Forward Transactions	1,493	9,999
Non Current Assets Interest Rate Swaps	89,143	7,456
Current Transactions To Peg Electricity Prices Swap Contract For Difference	(50,255)	(31,352)
Current Liabilities Contracts In Respect Of Forward Transactions		(8,831)
Non Current Liabilities Interest Rate Swaps		(2,627)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Current Non Marketable Shares At Fair Value Through Profit Or Loss	42,918	28,682
Current Performance-based Contingent Consideration Under Earn Out	$ (52,972)	$ (61,362)